Restricted Cash	6 Months Ended
Jun. 30, 2025
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 6 – RESTRICTED CASH

As of December 31,2024 and June 30, 2025, the Company pledged its fixed deposits of $2,192,015 and $1,538,462 for banking facilities secured from Nanyang Commercial Bank, Limited. Other than the letter of guarantee of $384,615 and $89,744 for operation, none of the banking facilities were utilized as of December 31, 2024 and June 30, 2025.

Restricted cash is summarized as follows:

	As of December 31,	As of June 30,
	2024	2025
Restricted cash at end of period	$2,192,015	$1,538,462
Total	$2,192,015	$1,538,462